Gain (loss) on remeasurement, net defined benefit liability (asset) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gain (loss) on remeasurement, net defined benefit liability (asset) [Abstract]
Actuarial gain from changes in financial assumptions	₩ 186,428	₩ (300,058)
Experience adjustments	(31,489)	41,835
Expected return	12,308	10,435
Total loss (gain) on remeasurement, net defined benefit liability (asset)	₩ 167,247	₩ (247,788)